1933 Act File No. 2-75366
                                   1940 Act File No. 811-3352

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.  ..................

   Post-Effective Amendment No. 27. ..............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No. 22 ..............................        X

                          FEDERATED INCOME TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on March 31, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on                   ; or
                                                         -------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
  X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                           CROSS-REFERENCE SHEET
     This Amendment to the Registration Statement of FEDERATED INCOME TRUST consists of one portfolio which is offered in two separate classes of shares known as (a) Institutional Shares and (b) Institutional Service Shares. A separate prospectus is being filed herewith for each class of shares, and one combined statement of additional information is being filed herewith for both classes of shares and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............Financial Highlights;
          .........................Performance Information.
Item 4.   General Description of
          Registrant...............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies;  Investment
                                   Limitations.
Item 5.   Management of the Fund...Trust Information; Management of the
                                   Trust; Distribution of  Institutional
                                   Shares/Institutional Service Shares; (b)
                                   Distribution Plan; (a) Shareholder
                                   Services; Administration of the Fund;

Item 6.   Capital Stock and Other
          Securities...............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State
                                   and Local Taxes.
Item 7.   Purchase of Securities Being
          Offered..................Investing in the Institutional
                                   Shares/Institutional Service Shares;
                                   Share Purchases; Minimum Investment
                                   Required; What Shares Cost; Exchanging
                                   Securities for Institutional
                                   Shares/Institutional Service Shares;
                                   Certificates and Confirmations; Net
                                   Asset Value.
Item 8.   Redemption or Repurchase.Redeeming Institutional
                                   Shares/Institutional Service Shares;
                                   Telephone Redemption; Written Requests;
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
          History..................General Information About the Trust.
Item 13.  Investment Objectives and
          Policies.................Investment Objective and Policies;
                                   Investment Limitations
Item 14.  Management of the Fund...Federated Income Trust Management;
                                   Trustees Compensation.
Item 15.  Control Persons and Principal
          Holders of Securities....Trust Ownership.
Item 16.  Investment Advisory and Other
          Services.................Investment Advisory Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   Purchasing Shares; Exchanging
                                   Securities for Trust Shares; Determining
                                   Net Asset Value; Redeeming Shares.
Item 20.  Tax Status...............Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................Total Return; Yield; Performance
                                   Comparisons.
Item 23.  Financial Statements.....(Filed in Part A)




FEDERATED INCOME TRUST

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end, diversified management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Website (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997

Table of Contents

 SUMMARY OF TRUST EXPENSES                                               1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                   2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Investment Limitations                                                 6
  Portfolio Turnover                                                     6
 TRUST INFORMATION                                                       6
  Management of the Trust                                                6
  Distribution of Institutional Shares                                   7
  Supplemental Payments to Financial Institutions                        7
  Administration of the Trust                                            8
 NET ASSET VALUE                                                         8
 INVESTING IN INSTITUTIONAL SHARES                                       8
  Share Purchases                                                        8
  Minimum Investment Required                                            9
  What Shares Cost                                                       9
  Exchanging Securities for Trust Shares                                 9
  Certificates and Confirmations                                         9
  Dividends                                                             10
  Capital Gains                                                         10
 REDEEMING INSTITUTIONAL SHARES                                         10
  Telephone Redemption                                                  10
  Written Requests                                                      10
  Accounts with Low Balances                                            11
 SHAREHOLDER INFORMATION                                                11
  Voting Rights                                                         11
 TAX INFORMATION                                                        12
  Federal Income Tax                                                    12
  State and Local Taxes                                                 12
 PERFORMANCE INFORMATION                                                12
 OTHER CLASSES OF SHARES                                                13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                          14
 FINANCIAL STATEMENTS                                                   15
 INDEPENDENT AUDITORS' REPORT                                           25
 ADDRESSES                                                              26


SUMMARY OF TRUST EXPENSES

                                              INSTITUTIONAL SHARES
                                       SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                                       None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                                       None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                              None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None


                                            ANNUAL OPERATING EXPENSES
                                   (As a percentage of average net assets)

 Management Fee                                                                                            0.40%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.18%
  Shareholder Services Fee (after waiver)(1)                                                    0.03%
     Total Operating Expenses(2)                                                                           0.58%


(1) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(2) The total operating expenses would have been 0.80% absent the voluntary waiver of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE                                                             1 YEAR   3 YEARS    5 YEARS    10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period                       $6       $19        $32        $73


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                                          YEAR ENDED JANUARY 31,
                     1997       1996       1995        1994         1993        1992      1991       1990        1989        1988
 NET ASSET VALUE,
 BEGINNING
 OF PERIOD          $10.39    $ 9.70      $10.50      $10.73       $10.66       $10.42   $10.18      $10.05      $10.43     $10.74
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment       0.68      0.67        0.70        0.77         0.80         0.89     0.93        0.94        0.95       0.99
 income
 Net realized and
 unrealized gain
 (loss)
 on investments      (0.24)     0.69       (0.80)      (0.23)        0.07         0.24     0.24        0.13       (0.38)     (0.31)
 Total from
 investment
 operations           0.44      1.36       (0.10)       0.54         0.87         1.13     1.17        1.07        0.57       0.68
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment          (0.68)    (0.67)      (0.70)      (0.77)       (0.80)       (0.89)   (0.93)      (0.94)      (0.95)     (0.99)
 income
 Distributions in
 excess of net
 investment
 income                 --     (0.00)        --          --           --           --       --         --          --          --
 Total               (0.68)    (0.67)      (0.70)      (0.77)       (0.80)       (0.89)   (0.93)      (0.94)      (0.95)     (0.99)
 distributions
 NET ASSET
 VALUE, END
 OF
 PERIOD             $10.15    $10.39      $ 9.70      $10.50       $10.73       $10.66   $10.42      $10.18      $10.05     $10.43
 TOTAL RETURN(A)      4.44%    14.44%      (0.86)%      5.22%        8.51%       11.27%   12.01%      11.04%       5.75%      6.79%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses             0.58%     0.58%       0.56%       0.51%        0.51%        0.50%    0.50%       0.53%       0.52%      0.50%
 Net investment       6.70%     6.67%       6.99%       7.28%        7.53%        8.41%    9.06%       9.23%       9.33%      9.49%
 income
 Expense waiver/
 reimbursement(b)     0.22%     0.22%      --           --           --           --        --        --           --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of
 period (000      $838,542  $983,093  $1,119,976  $1,727,247   $1,548,858   $1,231,978 $892,255  $1,023,886  $1,196,585 $1,376,895
 omitted)
 Portfolio
 turnover              212%      184%        217%        178%          52%          51%      36%         45%         77%        92%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.
Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust''s investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.
Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:

 * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

 * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

 * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
 * the credit of the agency or instrumentality.

CMOS. CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

 * Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
   The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

 * The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

 * The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate. In addition, the Trust may invest in CMOs that include a class whose yield floats inversely against a specified index rate.

The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller''s failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER

The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus and "Brokerage Transactions" in the Statement of Additional Information.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

   Kathleen M. Foody-Malus has been the Trust's portfolio manager since April 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

   Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Trust's investment adviser since January 1996. He served as an Assistant Vice President of the Trust's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

     MAXIMUM                  AVERAGE AGGREGATE
 ADMINISTRATIVE FEE           DAILY NET ASSETS
     .15%                  on the first $250 million
     .125%                 on the next $250 million
     .10%                  on the next $250 million
     .075%                 on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Income Trust -- Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Income Trust -- Institutional Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. The proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

 * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 * a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;

 * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

 * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares, for the same period, will exceed that of Institutional Service Shares.

Institutional Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and certain other information in certain financial publications and/or compare the performance of Institutional Shares to certain indices.

OTHER CLASSES OF SHARES

Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25% of the Institutional Service Shares' average daily net assets. In addition, Institutional Service Shares pay a shareholder services fee of 0.25% of the Institutional Service Shares' average daily net assets.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class. The stated advisory fee is the same for both classes of shares.

FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                                            YEAR ENDED JANUARY 31,
                                                       1997        1996         1995          1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.39      $ 9.70       $10.50         $10.73      $10.64
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.65        0.65         0.68           0.75        0.51
  Net realized and unrealized gain (loss)
  on investments                                       (0.24)       0.69        (0.80)         (0.23)       0.09
  Total from investment operations                      0.41        1.34        (0.12)          0.52        0.60
 LESS DISTRIBUTIONS
  Distributions from net investment income             (0.65)      (0.65)       (0.68)         (0.75)      (0.51)
 NET ASSET VALUE, END OF PERIOD                       $10.15      $10.39       $ 9.70         $10.50      $10.73
 TOTAL RETURN(B)                                        4.21%      14.19%       (1.08)%         4.96%       4.80%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                              0.80%       0.80%        0.78%          0.76%       0.76%*
  Net investment income                                 6.49%       6.45%        6.75%          7.03%       7.16%*
  Expense waiver/reimbursement(c)                       0.25%       0.25%        0.22%          --          --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)            $43,257     $40,788      $40,428        $67,176     $53,981
  Portfolio turnover                                     212%        184%         217%           178%         52%


* Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997

    PRINCIPAL
     AMOUNT                                                                                      VALUE
 LONG-TERM OBLIGATIONS -- 98.3%
                (A)FEDERAL HOME LOAN MORTGAGE CORP. -- 31.8%
 $      131,983   11.50%, 12/1/2014                                                       $       148,770
        405,792   11.00%, 5/1/2000                                                                428,683
        269,365   10.50%, 7/1/2000                                                                283,423
     13,769,920   9.50%, 11/1/2009 - 12/1/2022                                                 14,897,958
     32,109,957   9.00%, 4/1/2009 - 2/1/2025                                                   33,928,682
     24,542,293   8.00%, 9/1/2026                                                              25,056,208
    126,698,603   7.50%, 7/1/2025 - 8/1/2026                                                  127,010,909
     57,593,637   7.00%, 10/1/2007 - 5/1/2011                                                  57,716,480
     21,173,385   6.00%, 5/1/2011                                                              20,460,477
                    Total                                                                     279,931,590
               (A)FEDERAL HOME LOAN MORTGAGE CORP. REMIC -- 3.3%
      5,269,800   7.50%, Series 1928-PG, (Interest Only), 12/15/2018                              999,627
     14,000,247   7.00%, Series 176, (Interest Only), 6/1/2026                                  4,956,927
      8,662,405   6.50%, Series 1808-B, 5/15/2008                                               8,234,742
      5,326,902   5.958%, Series 1590-T, (Inverse Floater), 10/15/2023                          3,159,545
     40,364,829   4.00%, Series 1707-B, (Interest Only), 3/15/2024                             12,037,196
                    Total                                                                      29,388,037
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 31.5%
     17,017,107   10.50%, 12/1/2019 - 4/1/2022                                                 18,851,722
     32,793,923   10.00%, 11/1/2009 - 4/1/2025                                                 35,857,131
     34,073,753   8.50%, 7/1/2024 - 12/1/2024                                                  35,399,501
     52,050,521   8.00%, 2/1/2002 - 11/1/2026                                                  53,159,303
     23,521,767   7.50%, 3/1/2010 - 11/1/2010                                                  23,921,032
    113,129,182   7.00%, 8/1/2025 - 11/1/2026                                                 110,774,890
                    Total                                                                     277,963,579


FEDERATED INCOME TRUST

    PRINCIPAL
     AMOUNT                                                                                      VALUE
 LONG-TERM OBLIGATIONS -- CONTINUED
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -- 3.9%
 $    8,557,426   7.00%, Series 1996-64 PM, (Interest Only), 1/18/2012                     $    2,388,035
     20,850,000   6.50%, Series 1995-24 M, 5/25/2008                                           19,813,964
      3,834,001   5.958%, Series 1993-202 SK, (Inverse Floater), 11/25/2023                     2,274,061
     11,139,000   2.618%, Series 96X-225C VN, (Inverse Floater), 12/25/2023                     5,103,110
      7,100,000   0.00%, Series 1996-24 C, (Principal Only), 2/25/2008                          4,657,174
                    Total                                                                      34,236,344
               (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.0%
     50,649,732   8.50%, 7/15/2024                                                             52,701,046
     60,190,284   8.00%, 12/15/2023                                                            61,902,096
                    Total                                                                     114,603,142
               (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION REMIC -- 0.3%
     11,280,560   7.50%, Series 1997-3 PG, (Interest Only), 2/28/2027                           2,642,132
                  U.S. TREASURY NOTES -- 14.5%
     48,200,000   6.875%, 5/15/2006                                                            49,414,158
     78,250,000   6.375%, 9/30/2001                                                            78,611,515
                    Total                                                                     128,025,673
                    TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $860,873,070)                866,790,497
 (B)REPURCHASE AGREEMENT -- 1.7%
     15,335,000   BT Securities Corporation, 5.58%, dated 1/31/1997, due 2/3/1997
                  (AT AMORTIZED COST)                                                          15,335,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $876,208,070)(C)                   $  882,125,497


(a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates
    1-10 Years.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $876,208,070. The net unrealized appreciation of investments on a federal tax basis amounts to $5,917,427 which is comprised of $10,635,349 appreciation and $4,717,922 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($881,799,547) at January 31, 1997.

The following acronym is used throughout this portfolio:

REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost $876,208,070)                     $ 882,125,497
 Income receivable                                                                                        7,104,079
 Receivable for shares sold                                                                                 928,588
   Total assets                                                                                         890,158,164
 LIABILITIES:
 Payable for investments purchased                                                    $  2,632,436
 Payable for shares redeemed                                                             1,264,195
 Income distribution payable                                                             3,759,427
 Payable to Bank                                                                           583,368
 Accrued expenses                                                                          119,191
   Total liabilities                                                                                      8,358,617
 NET ASSETS for 86,885,019 shares outstanding                                                         $ 881,799,547
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                      $ 998,005,101
 Net unrealized appreciation of investments                                                               5,917,427
 Accumulated net realized loss on investments                                                          (122,565,968)
 Undistributed net investment income                                                                        442,987
   Total Net Assets                                                                                   $ 881,799,547
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $838,542,422 / 82,622,365 shares outstanding                                                                $10.15
 INSTITUTIONAL SERVICE SHARES:
 $43,257,125 / 4,262,654 shares outstanding                                                                  $10.15


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF OPERATIONS

YEAR ENDED JANUARY 31, 1997

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $5,157,675)                                                    $ 68,902,516
 EXPENSES:
 Investment advisory fee                                                                $  3,763,073
 Administrative personnel and services fee                                                   711,038
 Custodian fees                                                                              184,349
 Transfer and dividend disbursing agent fees and expenses                                    209,530
 Directors'/Trustees' fees                                                                    20,716
 Auditing fees                                                                                19,981
 Legal fees                                                                                    5,597
 Portfolio accounting fees                                                                   144,584
 Distribution services fee -- Institutional Service Shares                                   101,450
 Shareholder services fee -- Institutional Shares                                          2,250,471
 Shareholder services fee -- Institutional Service Shares                                    101,450
 Share registration costs                                                                     28,533
 Printing and postage                                                                         28,052
 Insurance premiums                                                                           10,676
 Taxes                                                                                        53,011
 Miscellaneous                                                                                11,597
   Total expenses                                                                          7,644,108
 Waivers and reimbursements --
   Waiver of distribution services fee -- Institutional Service Shares $    (97,392)
   Waiver of shareholder services fee -- Institutional Shares            (1,980,414)
   Waiver of shareholder services fee -- Institutional Service Shares        (4,058)
       Total waivers                                                                      (2,081,864)
          Net expenses                                                                                     5,562,244
             Net investment income                                                                        63,340,272
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                         (4,670,222)
 Net change in unrealized appreciation of investments                                                    (19,622,703)
   Net realized and unrealized loss on investments                                                       (24,292,925)
       Change in net assets resulting from operations                                                   $ 39,047,347


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED JANUARY 31,
                                                                            1997                       1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                   $    63,340,272          $    72,946,966
 Net realized gain (loss) on investments ($4,661,466 net loss and
 $2,326,436 net gain, respectively, as computed for federal
 tax purposes)                                                                (4,670,222)              15,870,867
 Net change in unrealized appreciation (depreciation)                        (19,622,703)              60,251,612
  Change in net assets resulting from operations                              39,047,347              149,069,445
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                       (60,187,940)             (70,138,212)
  Institutional Service Shares                                                (2,622,790)              (2,808,754)
 Distributions in excess of net investment income
  Institutional Shares                                                           ---                      (86,555)
  Change in net assets resulting from distributions to shareholders          (62,810,730)             (73,033,521)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                181,714,820              149,627,416
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                       16,144,090               17,688,726
 Cost of shares redeemed                                                    (316,176,917)            (379,876,015)
  Change in net assets resulting from share transactions                    (118,318,007)            (212,559,873)
  Change in net assets                                                      (142,081,390)            (136,523,949)
 NET ASSETS:
 Beginning of period                                                       1,023,880,937            1,160,404,886
 End of period (including undistributed net investment income
 of $442,987 and $0, respectively)                                       $   881,799,547          $ 1,023,880,937


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997

1. ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

             INCREASE (DECREASE)
                              ACCUMULATED
    NET REALIZED              NET REALIZED
    PAID-IN CAPITAL           GAIN/LOSS
    $(26,760,646)             $26,760,646


   Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $122,621,966, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR        EXPIRATION AMOUNT
        1998                $ 16,389,825
        1999                $  1,962,942
        2003                $ 99,607,733
        2005                $  4,661,466


   Additionally, net capital losses of $8,756 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Trust's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DOLLAR ROLL TRANSACTIONS -- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                               YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SHARES                            SHARES            AMOUNT         SHARES          AMOUNT
 Shares sold                                     16,566,782    $ 167,676,822    13,342,322    $ 135,013,099
 Shares issued to shareholders in payment of
 distributions declared                           1,436,529       14,505,137     1,532,878       15,528,395
 Shares redeemed                                (30,045,652)    (303,965,855)  (35,659,060)    (360,499,241)
  Net change resulting from
  Institutional Share transactions              (12,042,341)   $(121,783,896)  (20,783,860)   $(209,957,747)
                                                                YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SERVICE SHARES                    SHARES            AMOUNT         SHARES          AMOUNT
 Shares sold                                      1,383,128    $  14,037,998     1,456,002    $  14,614,317
 Shares issued to shareholders in payment of
 distributions declared                             162,236        1,638,953       213,112        2,160,331
 Shares redeemed                                (1,210,371)      (12,211,062)   (1,908,899)     (19,376,774)
  Net change resulting from
  Institutional Service Share transactions          334,993    $   3,465,889      (239,785)   $  (2,602,126)
  Net change resulting from
  share transactions                           (11,707,348)    $(118,318,007)  (21,023,645)   $(212,559,873)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:

PURCHASES                                        $ 2,262,621,245
SALES                                            $ 1,963,542,901



INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholders of
FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 12, 1997


ADDRESSES

Federated Income Trust
                 Institutional Shares      Federated Investors Tower
                                           Pittsburgh, Pennsylvania 15222-3779

Distributor
                 Federated Securities Corp. Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                 Federated Management       Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Custodian
                 State Street Bank and      P.O. Box 8600
                 Trust Company Boston,      Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                 Federated Shareholder      P.O. Box 8600
                 Services Company Boston,   Massachusetts 02266-8600

Independent Auditors
                 Deloitte & Touche LLP      2500 One PPG Place
                                            Pittsburgh, Pennsylvania 15222-5401

FEDERATED INCOME TRUST
INSTITUTIONAL SHARES

PROSPECTUS

An Open-End, Diversified
Management Investment Company

March 31, 1997

[Graphic]

Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314199100
8030102A-IS (3/97)





FEDERATED INCOME TRUST

INSTITUTIONAL SERVICE SHARES
PROSPECTUS


The Institutional Service Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end, diversified management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SERVICE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Website (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997


TABLE OF CONTENTS

 SUMMARY OF TRUST EXPENSES                                               1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                           2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Investment Limitations                                                 6
  Portfolio Turnover                                                     6
 TRUST INFORMATION                                                       6
  Management of the Trust                                                6
  Distribution of Institutional Service Shares                           7
 Supplemental Payments to Financial Institutions                         8
  Administration of the Trust                                            8
 NET ASSET VALUE                                                         8
 INVESTING IN INSTITUTIONAL SERVICE SHARES                               9
  Share Purchases                                                        9
  Exchange Privilege                                                     9
  Minimum Investment Required                                            9
  What Shares Cost                                                       9
  Exchanging Securities for Trust Shares                                10
  Certificates and Confirmations                                        10
  Dividends                                                             10
  Capital Gains                                                         10
 REDEEMING INSTITUTIONAL SERVICE SHARES                                 11
  Telephone Redemption                                                  11
  Written Requests                                                      11
  Accounts with Low Balances                                            12
 SHAREHOLDER INFORMATION                                                12
  Voting Rights                                                         12
 TAX INFORMATION                                                        12
  Federal Income Tax                                                    12
  State and Local Taxes                                                 13
 PERFORMANCE INFORMATION                                                13
 OTHER CLASSES OF SHARES                                                13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                  14
 FINANCIAL STATEMENTS                                                   15
 INDEPENDENT AUDITORS' REPORT                                           25
 ADDRESSES                                                              26


SUMMARY OF TRUST EXPENSES

                                               INSTITUTIONAL SERVICE SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price)                                                                None
 Maximum Sales Charge Imposed on Reinvested Dividends
         (as a percentage of offering price)                                                                None
 Contingent Deferred Sales Charge (as a percentage of original purchase
         price or redemption proceeds, as applicable)                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None


                                            ANNUAL OPERATING EXPENSES
                                       (As a percentage of average net assets)

 Management Fee                                                                                            0.40%
 12b-1 Fee (after waiver)(1)                                                                               0.01%
 Total Other Expenses                                                                                      0.39%
   Shareholder Services Fee (after waiver)(2)                                              0.24%
     Total Operating Expenses(3)                                                                           0.80%


(1) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.05% absent the voluntary waivers of portions of the 12b-1 fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE                                                             1 YEAR   3 YEARS    5 YEARS    10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return;
 (2) redemption at the end of each time period                       $8       $26        $44        $99


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                                            YEAR ENDED JANUARY 31,
                                                       1997        1996         1995          1994        1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.39      $ 9.70       $10.50         $10.73      $10.64
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.65        0.65         0.68           0.75        0.51
  Net realized and unrealized gain (loss)
  on investments                                       (0.24)       0.69        (0.80)         (0.23)       0.09
  Total from investment operations                      0.41        1.34        (0.12)          0.52        0.60
 LESS DISTRIBUTIONS
  Distributions from net investment income             (0.65)      (0.65)       (0.68)         (0.75)      (0.51)
 NET ASSET VALUE, END OF PERIOD                       $10.15      $10.39       $ 9.70         $10.50      $10.73
 TOTAL RETURN(B)                                        4.21%      14.19%       (1.08)%         4.96%       4.80%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                              0.80%       0.80%        0.78%          0.76%       0.76%*
  Net investment income                                 6.49%       6.45%        6.75%          7.03%       7.16%*
  Expense waiver/reimbursement(c)                       0.25%       0.25%        0.22%          --          --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)            $43,257     $40,788      $40,428        $67,176     $53,981
  Portfolio turnover                                     212%        184%         217%           178%         52%

  * Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:

 * direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds; and

 * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

 * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

 * the credit of the agency or instrumentality.

CMOS. CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

 * Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
   The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

 * The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

 * The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate. In addition, the Trust may invest in CMOs that include a class whose yield floats inversely against a specified index rate.
The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER

The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus and "Brokerage Transactions" in the Statement of Additional Information.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

   ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

   Kathleen M. Foody-Malus has been the Trust's portfolio manager since April 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

   Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Trust's investment adviser since January 1996. He served as an Assistant Vice President of the Trust's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Institutional Service Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

     MAXIMUM                  AVERAGE AGGREGATE
 ADMINISTRATIVE FEE           DAILY NET ASSETS
     .15%                  on the first $250 million
     .125%                 on the next $250 million
     .10%                  on the next $250 million
     .075%                 on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Income Trust -- Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Service Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Income Trust -- Institutional Service Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed for five business days to allow time for the transfer to settle. CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

 * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC")

 * a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;

 * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

 * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.
TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares, for the same period, will exceed that of Institutional Service Shares.

Institutional Service Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Institutional Service Shares to certain indices.

OTHER CLASSES OF SHARES

Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $25,000.

Institutional Shares are distributed without a 12b-1 Plan. Institutional Shares pay a shareholder services fee of 0.25% of the Institutional Shares' average daily net assets.
Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 25.

                                                                          YEAR ENDED JANUARY 31,
                     1997       1996       1995        1994         1993        1992      1991       1990        1989        1988
 NET ASSET VALUE,
 BEGINNING
 OF PERIOD          $10.39    $ 9.70      $10.50      $10.73       $10.66       $10.42   $10.18      $10.05      $10.43     $10.74
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment       0.68      0.67        0.70        0.77         0.80         0.89     0.93        0.94        0.95       0.99
 income
 Net realized and
 unrealized gain
 (loss)
 on investments      (0.24)     0.69       (0.80)      (0.23)        0.07         0.24     0.24        0.13       (0.38)     (0.31)
 Total from
 investment
 operations           0.44      1.36       (0.10)       0.54         0.87         1.13     1.17        1.07        0.57       0.68
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment          (0.68)    (0.67)      (0.70)      (0.77)       (0.80)       (0.89)   (0.93)      (0.94)      (0.95)     (0.99)
 income
 Distributions in
 excess of net
 investment
 income                 --     (0.00)        --          --           --           --       --         --          --          --
 Total               (0.68)    (0.67)      (0.70)      (0.77)       (0.80)       (0.89)   (0.93)      (0.94)      (0.95)     (0.99)
 distributions
 NET ASSET
 VALUE, END
 OF
 PERIOD             $10.15    $10.39      $ 9.70      $10.50       $10.73       $10.66   $10.42      $10.18      $10.05     $10.43
 TOTAL RETURN(A)      4.44%    14.44%      (0.86)%      5.22%        8.51%       11.27%   12.01%      11.04%       5.75%      6.79%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses             0.58%     0.58%       0.56%       0.51%        0.51%        0.50%    0.50%       0.53%       0.52%      0.50%
 Net investment       6.70%     6.67%       6.99%       7.28%        7.53%        8.41%    9.06%       9.23%       9.33%      9.49%
 income
 Expense waiver/
 reimbursement(b)     0.22%     0.22%      --           --           --           --        --        --           --          --
 SUPPLEMENTAL DATA
 Net assets, end
 of
 period (000      $838,542  $983,093  $1,119,976  $1,727,247   $1,548,858   $1,231,978 $892,255  $1,023,886  $1,196,585 $1,376,895
 omitted)
 Portfolio
 turnover              212%      184%        217%        178%          52%          51%      36%         45%         77%        92%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997

    PRINCIPAL
     AMOUNT                                                                                      VALUE
 LONG-TERM OBLIGATIONS -- 98.3%
                (A)FEDERAL HOME LOAN MORTGAGE CORP. -- 31.8%
 $      131,983   11.50%, 12/1/2014                                                       $       148,770
        405,792   11.00%, 5/1/2000                                                                428,683
        269,365   10.50%, 7/1/2000                                                                283,423
     13,769,920   9.50%, 11/1/2009 - 12/1/2022                                                 14,897,958
     32,109,957   9.00%, 4/1/2009 - 2/1/2025                                                   33,928,682
     24,542,293   8.00%, 9/1/2026                                                              25,056,208
    126,698,603   7.50%, 7/1/2025 - 8/1/2026                                                  127,010,909
     57,593,637   7.00%, 10/1/2007 - 5/1/2011                                                  57,716,480
     21,173,385   6.00%, 5/1/2011                                                              20,460,477
                    Total                                                                     279,931,590
               (A)FEDERAL HOME LOAN MORTGAGE CORP. REMIC -- 3.3%
      5,269,800   7.50%, Series 1928-PG, (Interest Only), 12/15/2018                              999,627
     14,000,247   7.00%, Series 176, (Interest Only), 6/1/2026                                  4,956,927
      8,662,405   6.50%, Series 1808-B, 5/15/2008                                               8,234,742
      5,326,902   5.958%, Series 1590-T, (Inverse Floater), 10/15/2023                          3,159,545
     40,364,829   4.00%, Series 1707-B, (Interest Only), 3/15/2024                             12,037,196
                    Total                                                                      29,388,037
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 31.5%
     17,017,107   10.50%, 12/1/2019 - 4/1/2022                                                 18,851,722
     32,793,923   10.00%, 11/1/2009 - 4/1/2025                                                 35,857,131
     34,073,753   8.50%, 7/1/2024 - 12/1/2024                                                  35,399,501
     52,050,521   8.00%, 2/1/2002 - 11/1/2026                                                  53,159,303
     23,521,767   7.50%, 3/1/2010 - 11/1/2010                                                  23,921,032
    113,129,182   7.00%, 8/1/2025 - 11/1/2026                                                 110,774,890
                    Total                                                                     277,963,579


FEDERATED INCOME TRUST

    PRINCIPAL
     AMOUNT                                                                                      VALUE
 LONG-TERM OBLIGATIONS -- CONTINUED
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -- 3.9%
 $    8,557,426   7.00%, Series 1996-64 PM, (Interest Only), 1/18/2012                     $    2,388,035
     20,850,000   6.50%, Series 1995-24 M, 5/25/2008                                           19,813,964
      3,834,001   5.958%, Series 1993-202 SK, (Inverse Floater), 11/25/2023                     2,274,061
     11,139,000   2.618%, Series 96X-225C VN, (Inverse Floater), 12/25/2023                     5,103,110
      7,100,000   0.00%, Series 1996-24 C, (Principal Only), 2/25/2008                          4,657,174
                    Total                                                                      34,236,344
               (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.0%
     50,649,732   8.50%, 7/15/2024                                                             52,701,046
     60,190,284   8.00%, 12/15/2023                                                            61,902,096
                    Total                                                                     114,603,142
               (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION REMIC -- 0.3%
     11,280,560   7.50%, Series 1997-3 PG, (Interest Only), 2/28/2027                           2,642,132
                  U.S. TREASURY NOTES -- 14.5%
     48,200,000   6.875%, 5/15/2006                                                            49,414,158
     78,250,000   6.375%, 9/30/2001                                                            78,611,515
                    Total                                                                     128,025,673
                    TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $860,873,070)                866,790,497
 (B)REPURCHASE AGREEMENT -- 1.7%
     15,335,000   BT Securities Corporation, 5.58%, dated 1/31/1997, due 2/3/1997
                  (AT AMORTIZED COST)                                                          15,335,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $876,208,070)(C)                   $  882,125,497


(a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates
    1-10 Years.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $876,208,070. The net unrealized appreciation of investments on a federal tax basis amounts to $5,917,427 which is comprised of $10,635,349 appreciation and $4,717,922 depreciation at January 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($881,799,547) at January 31, 1997.

The following acronym is used throughout this portfolio:

REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost $876,208,070)                     $ 882,125,497
 Income receivable                                                                                        7,104,079
 Receivable for shares sold                                                                                 928,588
   Total assets                                                                                         890,158,164
 LIABILITIES:
 Payable for investments purchased                                                    $  2,632,436
 Payable for shares redeemed                                                             1,264,195
 Income distribution payable                                                             3,759,427
 Payable to Bank                                                                           583,368
 Accrued expenses                                                                          119,191
   Total liabilities                                                                                      8,358,617
 NET ASSETS for 86,885,019 shares outstanding                                                         $ 881,799,547
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                      $ 998,005,101
 Net unrealized appreciation of investments                                                               5,917,427
 Accumulated net realized loss on investments                                                          (122,565,968)
 Undistributed net investment income                                                                        442,987
   Total Net Assets                                                                                   $ 881,799,547
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $838,542,422 / 82,622,365 shares outstanding                                                                $10.15
 INSTITUTIONAL SERVICE SHARES:
 $43,257,125 / 4,262,654 shares outstanding                                                                  $10.15


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF OPERATIONS

YEAR ENDED JANUARY 31, 1997

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $5,157,675)                                                    $ 68,902,516
 EXPENSES:
 Investment advisory fee                                                                $  3,763,073
 Administrative personnel and services fee                                                   711,038
 Custodian fees                                                                              184,349
 Transfer and dividend disbursing agent fees and expenses                                    209,530
 Directors'/Trustees' fees                                                                    20,716
 Auditing fees                                                                                19,981
 Legal fees                                                                                    5,597
 Portfolio accounting fees                                                                   144,584
 Distribution services fee -- Institutional Service Shares                                   101,450
 Shareholder services fee -- Institutional Shares                                          2,250,471
 Shareholder services fee -- Institutional Service Shares                                    101,450
 Share registration costs                                                                     28,533
 Printing and postage                                                                         28,052
 Insurance premiums                                                                           10,676
 Taxes                                                                                        53,011
 Miscellaneous                                                                                11,597
   Total expenses                                                                          7,644,108
 Waivers and reimbursements --
   Waiver of distribution services fee -- Institutional Service Shares $    (97,392)
   Waiver of shareholder services fee -- Institutional Shares            (1,980,414)
   Waiver of shareholder services fee -- Institutional Service Shares        (4,058)
       Total waivers                                                                      (2,081,864)
          Net expenses                                                                                     5,562,244
             Net investment income                                                                        63,340,272
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                         (4,670,222)
 Net change in unrealized appreciation of investments                                                    (19,622,703)
   Net realized and unrealized loss on investments                                                       (24,292,925)
       Change in net assets resulting from operations                                                   $ 39,047,347


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED JANUARY 31,
                                                                            1997                       1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                   $    63,340,272          $    72,946,966
 Net realized gain (loss) on investments ($4,661,466 net loss and
 $2,326,436 net gain, respectively, as computed for federal
 tax purposes)                                                                (4,670,222)              15,870,867
 Net change in unrealized appreciation (depreciation)                        (19,622,703)              60,251,612
  Change in net assets resulting from operations                              39,047,347              149,069,445
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                       (60,187,940)             (70,138,212)
  Institutional Service Shares                                                (2,622,790)              (2,808,754)
 Distributions in excess of net investment income
  Institutional Shares                                                           ---                      (86,555)
  Change in net assets resulting from distributions to shareholders          (62,810,730)             (73,033,521)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                181,714,820              149,627,416
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                       16,144,090               17,688,726
 Cost of shares redeemed                                                    (316,176,917)            (379,876,015)
  Change in net assets resulting from share transactions                    (118,318,007)            (212,559,873)
  Change in net assets                                                      (142,081,390)            (136,523,949)
 NET ASSETS:
 Beginning of period                                                       1,023,880,937            1,160,404,886
 End of period (including undistributed net investment income
 of $442,987 and $0, respectively)                                       $   881,799,547          $ 1,023,880,937


(See Notes which are an integral part of the Financial Statements)

FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997

1. ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

             INCREASE (DECREASE)
                              ACCUMULATED
    NET REALIZED              NET REALIZED
    PAID-IN CAPITAL           GAIN/LOSS
    $(26,760,646)             $26,760,646


Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $122,621,966, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR        EXPIRATION AMOUNT
        1998                $ 16,389,825
        1999                $  1,962,942
        2003                $ 99,607,733
        2005                $  4,661,466


Additionally, net capital losses of $8,756 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Trust's next taxable year.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS -- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.
3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                               YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SHARES                            SHARES            AMOUNT         SHARES          AMOUNT
 Shares sold                                     16,566,782    $ 167,676,822    13,342,322    $ 135,013,099
 Shares issued to shareholders in payment of
 distributions declared                           1,436,529       14,505,137     1,532,878       15,528,395
 Shares redeemed                                (30,045,652)    (303,965,855)  (35,659,060)    (360,499,241)
  Net change resulting from
  Institutional Share transactions              (12,042,341)   $(121,783,896)  (20,783,860)   $(209,957,747)
                                                                YEAR ENDED JANUARY 31,
                                                           1997                           1996
 INSTITUTIONAL SERVICE SHARES                    SHARES            AMOUNT         SHARES          AMOUNT
 Shares sold                                      1,383,128    $  14,037,998     1,456,002    $  14,614,317
 Shares issued to shareholders in payment of
 distributions declared                             162,236        1,638,953       213,112        2,160,331
 Shares redeemed                                (1,210,371)      (12,211,062)   (1,908,899)     (19,376,774)
  Net change resulting from
  Institutional Service Share transactions          334,993    $   3,465,889      (239,785)   $  (2,602,126)
  Net change resulting from
  share transactions                           (11,707,348)    $(118,318,007)  (21,023,645)   $(212,559,873)



4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1997, were as follows:


PURCHASES                                        $ 2,262,621,245
SALES                                            $ 1,963,542,901



INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholders of
FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 12, 1997


ADDRESSES

Federated Income Trust
              Institutional Service Shares  Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Distributor
              Federated Securities Corp.    Federated Investors Tower
                                            Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
              Federated Management       Federated Investors Tower
                                         Pittsburgh, Pennsylvania 15222-3779

Custodian
              State Street Bank and      P.O. Box 8600
              Trust Company Boston,      Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
              Federated Shareholder      P.O. Box 8600
              Services Company Boston,   Massachusetts 02266-8600

Independent Auditors
              Deloitte & Touche LLP      2500 One PPG Place
                                         Pittsburgh, Pennsylvania 15222-5401


FEDERATED INCOME TRUST
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

An Open-End, Diversified
Management Investment Company

March 31, 1997

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314199209
8030102A-SS(3/97)






                           FEDERATED INCOME TRUST
                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES

                    STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares of Federated Income Trust (the "Trust") represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the prospectuses of the Trust dated March 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                       Statement dated March 31, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314199100
Cusip 314199209
8030102B (3/97)

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                                     1
 INVESTMENT OBJECTIVE AND POLICIES                                       1
  Types of Investments                                                   1
  When-Issued and Delayed Delivery Transactions                          1
  Repurchase Agreements                                                  1
  Interest-Only and Principal-Only Investments                           1
  Inverse Floaters                                                       1
  Portfolio Turnover                                                     2
 INVESTMENT LIMITATIONS                                                  2
  Selling Short and Buying on Margin                                     2
  Borrowing Money                                                        2
  Pledging Assets                                                        2
  Lending Cash or Securities                                             2
  Issuing Senior Securities                                              2
  Investing in Securities of Other Investment
    Companies                                                            2
 FEDERATED INCOME TRUST MANAGEMENT                                       3
  Trust Ownership                                                        6
  Trustees Compensation                                                  7
  Trustee Liability                                                      7
 INVESTMENT ADVISORY SERVICES                                            8
  Adviser to the Trust                                                   8
  Advisory Fees                                                          8
 BROKERAGE TRANSACTIONS                                                  8
 OTHER SERVICES                                                          8
  Trust Administration                                                   8
  Custodian and Portfolio Accountant                                     9
  Transfer Agent                                                         9
  Independent Auditors                                                   9
 PURCHASING SHARES                                                       9
 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
                                                                         9
  Conversion to Federal Funds                                            9
 DETERMINING NET ASSET VALUE                                             9
  Determining Market Value of Securities                                10
 REDEEMING SHARES                                                       10
 MASSACHUSETTS PARTNERSHIP LAW                                          10
 EXCHANGING SECURITIES FOR TRUST SHARES                                 10
  Tax Consequences                                                      10
 TAX STATUS                                                             11
  The Trust's Tax Status                                                11
  Shareholders' Tax Status                                              11
 TOTAL RETURN                                                           11
 YIELD                                                                  11
 PERFORMANCE COMPARISONS                                                12
  Economic and Market Information                                       13
  Duration                                                              13
 ABOUT FEDERATED INVESTORS                                              13
  Mutual Fund Market                                                    13
  Institutional Clients                                                 13
  Bank Marketing                                                        14
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries                                          14

GENERAL INFORMATION ABOUT THE TRUST

Federated Income Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981.

Shares of the Trust are offered in two classes known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES
The Trust's investment objective is current income.

TYPES OF INVESTMENTS

The Trust invests only in U.S. government securities and certain collateralized mortgage obligations. This investment policy and the objective stated above cannot be changed without approval of shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by a nationally rated statistical rating organization. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

INVERSE FLOATERS

Some of the collateralized mortgage obligations ("CMOs") purchased by the Fund may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

PORTFOLIO TURNOVER

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1997 and 1996, the portfolio turnover rates were 212% and 184%, respectively.

INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders.
SELLING SHORT AND BUYING ON MARGIN

  The Trust will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

BORROWING MONEY

  The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

  Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.

PLEDGING ASSETS

  The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

  The Trust will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Trust's investment objective and policies or Declaration of Trust).

ISSUING SENIOR SECURITIES

  The Trust will not issue senior securities, except as permitted by its investment objective and policies.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

  The Trust may not own securities of open-end investment companies. The Trust can acquire up to 3 per centum of the total outstanding stock of closed-end investment companies. The Trust will not be subject to any other limitations with regard to the acquisition of securities of closed-end investment companies so long as the public offering price of the Trust's Shares does not include a sales load exceeding 1-1/2 per cent. The Trust will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

FEDERATED INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Income Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Trustee of the
Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate: October 6, 1926

Trustee

Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.
Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate: April 11, 1949
Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding shares.

As of March 10, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Trust: Sheldon & Co., National City Bank, Cleveland, Ohio, owned approximately 7,028,036.8110 shares (8.60%).

As of March 10, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: First National Bank & Trust of McAllister, McAllister, Oklahoma owned approximately 559,908.2780 shares (13.08%); Charles Schwab & Co., Inc., San Francisco, California owned approximately 514,820.8740 shares (12.03%); Heritage Trust Company, Grand Junction, Colorado owned approximately 505,816.9580 shares (11.82%); Signet Trust Company, Baltimore, Maryland owned approximately 310,942.6120 shares (7.26%); Community First National Bank, Fargo, North Dakota owned approximately 301,606.0920 shares (7.05%); Citizens' Scholarship FOA, Inc., St. Peter, Minnesota owned approximately 282,809.7270 shares (6.61%); and CPB Trust Division, Honolulu, Hawaii owned approximately 278,573.3610 shares (6.51%).

TRUSTEES COMPENSATION

 NAME,                                   AGGREGATE             TOTAL COMPENSATION
 POSITION WITH                       COMPENSATION FROM       PAID TO TRUSTEES FROM
 TRUST                                    TRUST*            TRUST AND FUND COMPLEX+

 John F. Donahue, Chairman                  $-0-           $-0- for the Trust and
 and Trustee                                               56 investment companies
 Glen R. Johnson, President                 $-0-           $-0- for the Trust and
 and Trustee                                               8 investment companies
 Thomas G. Bigley, Trustee                 $1,967          $108,725 for the Trust and
                                                           56 investment companies
 John T. Conroy, Jr., Trustee              $2,164          $119,615 for the Trust and
                                                           56 investment companies
 William J. Copeland, Trustee              $2,164          $119,615 for the Trust and
                                                           56 investment companies
 James E. Dowd, Trustee                    $2,164          $119,615 for the Trust and
                                                           56 investment companies
 Lawrence D. Ellis, M.D., Trustee          $1,967          $108,725 for the Trust and
                                                           56 investment companies
 Edward L. Flaherty, Jr., Trustee          $2,164          $119,615 for the Trust and
                                                           56 investment companies
 Peter E. Madden, Trustee                  $1,967          $108,725 for the Trust and
                                                           56 investment companies
 Gregor F. Meyer, Trustee                  $1,967          $108,725 for the Trust and
                                                           56 investment companies
 John E. Murray, Jr., Trustee              $1,967          $108,725 for the Trust and
                                                           56 investment companies
 Wesley W. Posvar, Trustee                 $1,967          $108,725 for the Trust and
                                                           56 investment companies
 Marjorie P. Smuts, Trustee                $1,967          $108,725 for the Trust and
                                                           56 investment companies


* Information is furnished for the fiscal year ended January 31, 1997

+ The information provided is for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended January 31, 1997, 1996, and 1995, the Trust's Adviser earned $3,763,073, $4,380,678, and $5,793,071, respectively.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1997, 1996, 1995, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

Trust Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended January 31, 1997, 1996, and 1995, the Administrators earned $711,038, $828,876, and $1,081,996, respectively.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Trust are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the year ended January 31, 1997, payments in the amount of $101,450 were made pursuant to the Distribution Plan (Institutional Service Shares only), $97,392 of which was waived. In addition, for this period, the Trust paid shareholder service fees in the amount of $2,250,471 for Institutional Shares and $101,450 for Institutional Service Shares, of which $1,980,414 and $4,058 was waived, respectively.

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

* according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or

* for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities, could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities they already own for Shares of either class, or they may exchange a combination of securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. specifying whether the investor will receive Institutional Shares or Institutional Service Shares. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the transfer agent.

The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share of the Trust will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS

    Capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The average annual total return for Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Trust's average annual total return for Institutional Shares for the one-year, five-year and ten-year periods ended January 31, 1997, were 4.44%, 6.23%, and 7.78%, respectively. The Trust's average annual total return for Institutional Service Shares for the year ended January 31, 1997 and the period from June 2, 1992 (date of Institutional Service Shares inception) to January 31, 1997, was 4.21% and 5.94%, respectively.

YIELD
The yield for both classes of Shares of the Trust is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, performance will be reduced for those shareholders paying those fees.

The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1997, was 6.69%. The Trust's yield for Institutional Service Shares was 6.47% for the same period.

PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;
* changes in the Trust's expenses or either class of shares' expenses; and

* various other factors.

Both classes of Shares' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

* LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

* SALOMON BROTHERS 15-YEAR MORTGAGE-BACKED SECURITIES INDEX includes the average of all 15-year mortgage securities which include Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie
  Mae), and Government National Mortgage Association (GNMA).

* LEHMAN BROTHERS FIVE-YEAR TREASURY BELLWETHER INDEX is an unmanaged index comprised of U.S. government Treasury bonds with an average maturity of five years.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

In addition, the Trust will make comparisons to certain direct market securities in which it is permitted to invest. The type of security that will be used for such comparisons, and the sources of its performance are listed below.

* 5-YEAR TREASURY NOTES -- Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

When the Trust invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute



PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
               (1) Conformed copy of the Declaration of Trust of the Registrant as amended (3);
               (2)  Copy of the By-Laws of the Registrant(5);
                    (i) Copy of Amendment No. 2 to the By-Laws of the Registrant dated February 2, 1987 (6);
               (3)  Not applicable;
               (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;
                        (i)   Institutional Shares (3);
                        (ii)  Institutional Service Shares;+
               (5) Conformed copy of the revised Investment Advisory Contract of the Registrant dated August 1, 1989 (9);
               (6)  (i)  Conformed copy of the Distributor's Contract;+
                    (ii) The Registrant hereby incorporates the conformed
                         copy of the secimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
               (7)  Not applicable;
               (8)  Conformed copy of the Custodian Agreement of the
                        Registrant;+



+  All exhibits have been filed electronically.

 3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 30, 1985. (File Nos. 2-75366 and 811-3352)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N1-A filed March 23, 1987. (File Nos. 2-75366 and 811-3352)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 13, 1990. (File Nos. 2-75366 and 811-3352)



Item 24.  Financial Statements and Exhibits: (Continued)
               (9)  (i)  Conformed copy of the Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services, and
                              Custody Services Procurement of the
                              Registrant;+
                        (ii)  The responses described in Item 24(b)(6)
                              are hereby incorporated by reference.
                    (iii)     The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services   Sub-
                    Contract between National Pensions      Alliance, Ltd.
                    and Federated Shareholder     Services from Item
                    24(b)(9)(ii) of the      Federated GNMA Trust
                    Registration   Statement on Form N-1A, filed with the
                         Commission on March 25, 1996.  (File Nos.    2-
                    75670 and 811-3375)
                    (iv) The Registrant hereby incorporates the  conformed
                    copy of the Shareholder Services   Sub-Contract between
                    Fidelity and   Federated Shareholder Services from Item
                         24(b)(9)(iii) of the Federated GNMA Trust
                         Registration Statement on Form N-1A, filed   with
                    the Commission on March 25, 1996.       (File Nos. 2-
                    75670 and 811-3375)
               (10) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (10);
               (11) Conformed copy of the Consent of Independent Public
                    Accountants;+
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (2);
               (14) Not applicable;
               (15) Conformed copy of Rule 12B-1 Plan (13);
               (16) Copy of Schedules for Computation of Trust Performance
                    Data (8);
               (17) Copy of Financial Data Schedules;+
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
               (19) Conformed copy of Power of Attorney+
 + All exhibits have been filed electronically.

 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed February 3, 1982. (File Nos. 2-75366 and 811-3352)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed March 22, 1989. (File Nos. 2-75366 and 811-3352)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 22, 1991. (File Nos. 2-75366 and 811-3352)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed March 27, 1996. (File Nos. 2-75366 and 811-3352)



Item 25.    Persons Controlled By or Under Common Control with
            Registrant:

            None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of March 10,1997

          Shares of Beneficial Interest
          (no par value)

          Institutional Shares                    6,261
          Institutional Service Shares              683
Item 27.  Indemnification: (3);

Item 28.     Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "INSERT PROSPECTUS HEADING'in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "INSERT SAI HEADING." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
          J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
          M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash
          M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)







Item 29.    Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
          1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.
            Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief       Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice   Executive Vice
Federated Investors Tower President, Federated       President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable

Item 30.  Location of Accounts and Records:
          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                     Federated Investors Tower
                                         Pittsburgh, PA 15222-3779

          Federated Shareholder Services
          Company                        P.O. Box 8600
          Transfer Agent, Dividend       Boston, MA 02266-8600
          Disbursing Agent and
          Portfolio Recordkeeper

          Federated Services             Federated Investors Tower
          Company                        Pittsburgh, PA 15222-3779
          Administrator

          Federated Advisers             Federated Investors Tower
          Investment Adviser             Pittsburgh, PA 15222-3779

          Federated Global Research      175 Water Street
          Corp.                          New York, NY 10038-4965
          Investment Adviser
          State Street Bank and          P.O. Box 8600
          Trust Company                  Boston, MA 02266-8600
          Custodian

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of March, 1997.

                          FEDERATED INCOME TRUST

               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 25, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact      March 25, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

John W. McGonigle*          Treasurer, Executive Vice
                                  President and Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas J. Bigley *          Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney